Liabilities Presented at Fair Value (Details) - Schedule of changes in fair value of warrants - Level 3 of fair value hierarchy [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Liabilities Presented at Fair Value (Details) - Schedule of changes in fair value of warrants [Line Items]
Balance at January 1, 2021	$ 12,043
Revaluation of financial derivatives	(5,810)
Balance at June 30, 2021 (unaudited)	$ 6,233